Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40298
Entity Registrant Name	Smart Share Global Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6th Floor, 799 Tianshan W Road
Entity Address, Adress Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001834253
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, eachrepresenting two Class A ordinary shares
Trading Symbol	EM
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	452,898,177
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	73,973,970
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6th Floor, 799 Tianshan W Road
Entity Address, Adress Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
City Area Code	+86 21
Local Phone Number	6050 3535
Contact Personnel Name	Maria Yi Xin
Contact Personnel Email Address	maria@enmonster.com